FEDERATED INDEX TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

January 5, 2012

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED INDEX TRUST (the “Trust”)

FEDERATED MID-CAP INDEX FUND (the “Fund”)

Institutional Shares

Service Shares

1933 Act File No. 33-33852

1940 Act File No. 811-6061

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated January 4, 2012, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 42 on January 4, 2012.

If you have any questions regarding this certification, please contact me at (412) 288-8239.

Very truly yours,

/s/ Todd Zerega

Todd Zerega

Assistant Secretary